Rollforward of Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 36	$ 76	$ 119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions		25
Reductions for prior years tax positions	(2)	(63)	(52)
Balance at end of period	$ 36	$ 36	$ 76